Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	COMMUNICATION SERVICES — 5.7%
151	Alphabet, Inc. - Class A*	$305,308
1,562	IAC/InterActiveCorp*	382,424
382	Netflix, Inc.*	205,841
		893,573
	CONSUMER DISCRETIONARY — 12.3%
158	Amazon.com, Inc.*	488,683
2,119	Five Below, Inc.*	394,388
5,558	Gentex Corp.	196,642
4,561	Grand Canyon Education, Inc.*	477,491
3,500	Starbucks Corp.	378,105
		1,935,309
	HEALTH CARE — 18.5%
1,290	Amedisys, Inc.*	327,196
561	Chemed Corp.	249,763
1,639	Danaher Corp.	360,039
678	IDEXX Laboratories, Inc.*	352,675
1,540	Neogen Corp.*	126,157
3,721	Roche Holding A.G. - ADR[1]	152,933
840	Teladoc Health, Inc.*	185,716
823	UnitedHealth Group, Inc.	273,417
1,696	Veeva Systems, Inc. - Class A*	475,066
1,454	West Pharmaceutical Services, Inc.	408,065
		2,911,027
	INDUSTRIALS — 20.2%
1,915	A.O. Smith Corp.	113,693
725	CoStar Group, Inc.*	597,226
7,524	Fastenal Co.	348,888
7,967	Healthcare Services Group, Inc.	226,661
3,342	HEICO Corp.	420,357
3,563	IHS Markit Ltd.[1]	321,240
934	Proto Labs, Inc.*	136,065
6,908	Ritchie Bros Auctioneers, Inc.[1]	375,243
9,704	Rollins, Inc.	321,882
1,941	Verisk Analytics, Inc. - Class A	318,033
		3,179,288
	INFORMATION TECHNOLOGY — 34.4%
2,195	2U, Inc.*	86,988
2,294	Analog Devices, Inc.	357,451
1,125	ANSYS, Inc.*	383,614
3,171	Blackline, Inc.*	393,267
2,462	Globant S.A.*,1	528,641

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,448	Guidewire Software, Inc.*	$160,713
1,276	Jack Henry & Associates, Inc.	189,409
3,181	Microsoft Corp.	739,201
4,464	National Instruments Corp.	198,202
527	NVIDIA Corp.	289,102
1,212	Paycom Software, Inc.*	453,579
5,123	Pluralsight, Inc. - Class A*	105,483
1,954	salesforce.com, Inc.*	423,041
557	ServiceNow, Inc.*	297,137
1,236	Tyler Technologies, Inc.*	572,787
1,085	Visa, Inc. - Class A	230,443
		5,409,058
	MATERIALS — 3.2%
1,676	Ecolab, Inc.	350,888
638	Linde PLC[1]	155,844
		506,732
	TOTAL COMMON STOCKS
	(Cost $10,654,541)	14,834,987
	SHORT-TERM INVESTMENTS — 4.7%
736,171	Fidelity Institutional Treasury Fund, 0.01%[2]	736,171
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $736,171)	736,171
	TOTAL INVESTMENTS — 99.0%
	(Cost $11,390,712)	15,571,158
	Other Assets Less Liabilities — 1.0%	154,542
	NET ASSETS — 100.0%	$15,725,700

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.